INTANGIBLE ASSETS - Assumptions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections financial budget period	0 days
Inflation (end of period) (as percent)	46.70%
Inflation (average) (as a percent)	47.30%
Cost of funding (average) (as a percent)	39.20%
Loan's interest rate (average)	55.80%
Goodwill impairment	$ 0
Increase in weighted average cost of capital (as a percent)	1.00%
Forecast
Disclosure of reconciliation of changes in goodwill [line items]
Inflation (end of period) (as percent)		47.50%	47.50%	56.70%	39.90%	45.90%
Inflation (average) (as a percent)		47.50%	49.50%	51.10%	41.60%	44.40%
Cost of funding (average) (as a percent)		45.20%	45.20%	49.00%	40.80%	41.90%
Loan's interest rate (average)		61.70%	61.70%	63.20%	65.40%	58.80%